Document And Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2015	Nov. 13, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Andalay Solar, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		534,984,001
Entity Public Float			$ 4,300,000
Amendment Flag	false
Entity Central Index Key	0001347452
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3